OTHER LONG-TERM LIABILITIES (Details) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014
OTHER LONG-TERM LIABILITIES
Regulatory liabilities (Note 5)	CAD 787	CAD 802
Derivative liabilities (Note 24)	3,950	2,078
Pension and OPEB liabilities (Note 26)	517	584
Asset retirement obligations (Note 19)	189	132
Environmental liabilities	89	70
Other	524	375
Liabilities, Other than Long-term Debt, Noncurrent, Total	CAD 6,056	CAD 4,041